DISPOSAL OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of disposals
Summarized financial information relating to the disposal of the U.S. Wind portfolio is shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$387
Carrying value of net assets held for sale
Assets	793
Liabilities	(397)
396
Gain (loss) on disposal, net of transaction costs	(9)
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	(6)
Total gain (loss) on disposal	$(15)